COMMITMENTS AND CONTINGENCIES (Details) ¥ in Millions	1 Months Ended	12 Months Ended
	May 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥) case
Amount charged from the insurance company to cover the outstanding service fees and related late payment losses	¥ 2,300.0
Number of civial cases | case		63
Private lending
Amount in disputes		¥ 48.8
Guarantee performance
Amount in disputes		5.4
Infringement
Amount in disputes		1.4
Labor arbitration
Amount in disputes		¥ 1.1